Trade and other payables - Summary of Trade and other payables (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Non-current trade payables	$ 1	$ 0
Non-current other financial payables	298	272
Other non-current payables	97	110
Non-current deferred income	133	143
Non-current accruals	27	27
Non-current employee entitlements	0	0
Noncurrent Royalties And Mining Taxes	3	4
Non-current amounts owed to equity accounted units	190	167
Non-current government grants	71	71
Total	820	794
Current trade payables	3,124	2,855
Other Current Financial Payables	862	668
Other current payables	115	97
Current deferred income	344	200
Current accruals	1,294	1,305
Current employee entitlements	762	650
Current royalties and mining taxes	863	596
Current amounts owed to equity accounted units	51	104
Current government grants	6	5
Total	7,421	6,480
Trade payables	3,125	2,855
Other financial payables	1,160	940
Other payables	212	207
Deferred income	477	343
Accruals	1,321	1,332
Employee entitlements	762	650
Royalties And Mining Taxes	866	600
Amounts Owed To Equity Accounted Units	241	271
Government grants	77	76
Total	$ 8,241	$ 7,274